Trade and Other Payables (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Open accounts	[1]	₪ 862	₪ 1,041
Checks payable		21	21
Trade payables		883	1,062
Other payables
Liabilities to employees and other liabilities for salaries		352	355
Advance payment for the "Sakia property" (see Note 13)		155
Institutions		82	89
Accrued interest		59	66
Deferred income		103	90
Options and derivatives		43	54
Other payables		37	19
Total other payables		831	673
Total Trade and Other Payables		₪ 1,714	₪ 1,735

[1]	Of which, the carrying amount of trade payables that are related parties as at December 31, 2018 amounts to NIS 2 (as at December 31, 2017 NIS 31).